Income Tax - Income Tax Expense Recognized in Other Comprehensive Income (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax benefit (expense)
Related to remeasurement of defined benefit obligation	$ 103.3	$ 30.6	$ 126.9
Related to unrealized gain/loss on investments in equity instruments at FVTOCI	91.8
Related to gain/loss on cash flow hedges	0.6	(0.6)
Related to unrealized gain/loss on available-for-sale financial assets		(2.9)	(61.2)
Deferred income tax benefit (expense)	$ 195.7	$ 27.1	$ 65.7